CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2014
Consolidating Financial Information
CONSOLIDATING FINANCIAL INFORMATION
CONSOLIDATING FINANCIAL INFORMATION

The following consolidating financial information presents the balance sheet, statement of operations and statement of cash flows for Fortress Operating Group (on a combined basis), FOE II (New) LP and Fortress Investment Group LLC (including its consolidated subsidiaries other than those within Fortress Operating Group) on a deconsolidated basis, as well as the related eliminating entries for intercompany balances and transactions, which sum to Fortress Investment Group’s consolidated financial statements as of, and for the years ended December 31, 2014, 2013 and 2012.

Fortress Operating Group includes all of Fortress’s operating and investing entities. The upper tier Fortress Operating Group entities, other than FOE II (New) LP, are the obligors on Fortress’s credit agreement (Note 5). Segregating the financial results of this group of entities provides a more transparent view of the capital deployed in Fortress’s businesses as well as the relevant ratios for borrowing entities.

The consolidating balance sheet information as of December 31, 2014 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Assets
Cash and cash equivalents	$389,782	$950	$—	$357	$—	$391,089
Due from affiliates	326,230	2,654	(2,309)	—	—	326,575
Investments	1,121,545	2,175	(2,175)	512,941	(512,941)	1,121,545
Investments in options	71,844	—	—	—	—	71,844
Deferred tax asset, net	—	—	—	417,623	—	417,623
Other assets	174,433	2,020	(4,747)	2,002	—	173,708
Total Assets	$2,083,834	$7,799	$(9,231)	$932,923	$(512,941)	$2,502,384

Liabilities
Accrued compensation and benefits	$371,563	$3,146	$—	$—	$—	$374,709
Due to affiliates	86,135	2,274	(2,309)	289,324	—	375,424
Deferred incentive income	304,526	—	—	—	—	304,526
Debt obligations payable	75,000	—	—	—	—	75,000
Other liabilities	87,971	82	—	—	—	88,053
Total Liabilities	925,195	5,502	(2,309)	289,324	—	1,217,712

Commitments and Contingencies

Redeemable Non-controlling Interests	—	—	1,717	—	—	1,717

Equity
Paid-in capital	5,756,068	5,628	(11,001)	1,996,137	(5,750,695)	1,996,137
Retained earnings (accumulated deficit)	(4,672,562)	(3,331)	2,362	(1,350,122)	4,673,531	(1,350,122)
Accumulated other comprehensive income (loss)	(7,503)	—	—	(2,416)	7,503	(2,416)
Total Fortress shareholders’ equity (C)	1,076,003	2,297	(8,639)	643,599	(1,069,661)	643,599
Principals’ and others’ interests in equity of consolidated subsidiaries	82,636	—	—	—	556,720	639,356
Total Equity	1,158,639	2,297	(8,639)	643,599	(512,941)	1,282,955
Total Liabilities, Redeemable Non-controlling Interests and Equity	$2,083,834	$7,799	$(9,231)	$932,923	$(512,941)	$2,502,384

(A)	Excluding FOE II (New) LP.

(B)	Other than Fortress Operating Group.

(C)	Includes the Principals’ (and one former senior employee's) equity in the Fortress Operating Group column, which is eliminated in consolidation.
The consolidating statement of operations information for the year ended December 31, 2014 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Revenues
Management fees: affiliates	$534,293	$5,330	$(23)	$—	$—	$539,600
Management fees: non-affiliates	68,649	299	—	—	—	68,948
Incentive income: affiliates	362,578	—	—	—	—	362,578
Incentive income: non-affiliates	1,734	—	—	—	—	1,734
Expense reimbursements: affiliates	180,563	32,485	—	—	—	213,048
Expense reimbursements: non-affiliates	10,376	3,053	—	—	—	13,429
Other revenues (affiliate portion disclosed in Note 7)	6,243	—	—	—	—	6,243
Total Revenues	1,164,436	41,167	(23)	—	—	1,205,580

Expenses
Compensation and benefits	755,680	39,681	—	—	—	795,361
General, administrative and other	170,891	2,246	(23)	(1)	—	173,113
Depreciation and amortization	19,756	73	—	—	—	19,829
Interest expense	3,214	55	(53)	227	—	3,443
Total Expenses	949,541	42,055	(76)	226	—	991,746

Other Income (Loss)
Gains (losses) (affiliate portion disclosed in Note 4)	(11,890)	—	133	—	—	(11,757)
Tax receivable agreement liability adjustment	—	—	—	(33,116)	—	(33,116)
Earnings (losses) from equity method investees	76,731	—	1,468	123,783	(123,783)	78,199
Total Other Income (Loss)	64,841	—	1,601	90,667	(123,783)	33,326

Income (Loss) Before Income Taxes	279,736	(888)	1,654	90,441	(123,783)	247,160
Income tax benefit (expense)	(17,465)	(7)	—	10,525	—	(6,947)
Net Income (Loss)	$262,271	$(895)	$1,654	$100,966	$(123,783)	$240,213

Allocation of Net Income (Loss)
Principals’ and Others’ Interests in Income (Loss) of Consolidated Subsidiaries	$4,927	$—	$—	$—	$135,029	$139,956
Redeemable Non-controlling Interests in Consolidated Subsidiaries	—	—	(709)	—	—	(709)
Net Income (Loss) Attributable to Class A Shareholders (C)	257,344	(895)	2,363	100,966	(258,812)	100,966
	$262,271	$(895)	$1,654	$100,966	$(123,783)	$240,213

(A)	Excluding FOE II (New) LP.

(B)	Other than Fortress Operating Group.

(C)	Includes the net income (loss) attributable to the Principals’ (and a former senior employee's) interests in the Fortress Operating Group column, which is eliminated in consolidation.
The consolidating statement of cash flows information for the year ended December 31, 2014 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Cash Flows From Operating Activities
Net income (loss)	$262,271	$(895)	$1,654	$100,966	$(123,783)	$240,213
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	19,756	73	—	—	—	19,829
Other amortization (included in interest expense)	781	—	—	—	—	781
(Earnings) losses from equity method investees	(76,731)	—	(1,468)	(123,783)	123,783	(78,199)
Distributions of earnings from equity method investees	110,967	—	—	—	—	110,967
(Gains) losses	11,890	—	(133)	—	—	11,757
Deferred incentive income	(171,387)	—	—	—	—	(171,387)
Deferred tax (benefit) expense	1,527	—	—	(19,571)	—	(18,044)
Options received from affiliates	(6,310)	—		—	—	(6,310)
Tax receivable agreement liability adjustment	—	—	—	33,116	—	33,116
Equity-based compensation	38,157	—	—			38,157
Options in affiliates granted to employees	701	—		—	—	701
Other	(616)	—		—	—	(616)
Cash flows due to changes in
Due from affiliates	(166,016)	(790)	2,077	—	—	(164,729)
Other assets	35,881	(1,546)	(53)	4,767	—	39,049
Accrued compensation and benefits	89,014	861	—	—	—	89,875
Due to affiliates	(10,285)	2,043	(2,042)	(23,853)	—	(34,137)
Deferred incentive income	216,493	—	—	—	—	216,493
Other liabilities	8,038	18	(35)	—	—	8,021
Purchases of investments and payments to cover securities sold not yet purchased	(643,283)	—	—	—	—	(643,283)
Proceeds from sale of investments and securities sold not yet purchased	608,228	—	—	—	—	608,228
Receivables from brokers and counterparties	(44,904)	—	—	—	—	(44,904)
Due to brokers and counterparties	12,031	—	—	—	—	12,031
Net cash provided by (used in) operating activities	296,203	(236)	—	(28,358)	—	267,609

Continued on next page.

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Cash Flows From Investing Activities
Contributions to equity method investees	(86,113)	—	50,003	(36,876)	36,876	(36,110)
Distributions of capital from equity method investees	379,940	—	—	126,414	(126,414)	379,940
Purchase of securities	(16,664)	—	—	—	—	(16,664)
Proceeds from sale of equity investments	84,852	—	—	—	—	84,852
Purchase of fixed assets	(12,445)	—	—	—	—	(12,445)
Purchase of software and technology-related assets	(25,976)	—	—	—	—	(25,976)
Existing cash on deconsolidation date	(12,024)	—	—	—	—	(12,024)
Net cash provided by (used in) investing activities	311,570	—	50,003	89,538	(89,538)	361,573
Cash Flows From Financing Activities
Repayments of debt obligations	(50,000)	—	—	—	—	(50,000)
Borrowing under debt obligations	125,000	—	—	—	—	125,000
Proceeds from public offering (Note 9)	—	—	—	186,551	—	186,551
Repurchase of Class B shares (Note 9)	—	—	—	(186,551)	—	(186,551)
Issuance (purchase) of Class A shares (RSU settlements)	(36,876)	—	—	36,876	—	—
Repurchase of Class A shares (Note 9)	(363,260)	(150)	—	—	—	(363,410)
Repurchase of shares and RSUs (Note 9)	(3,611)	—	—	—	—	(3,611)
Capital contributions (distributions)	36,876	—	—	—	(36,876)	—
Dividends and dividend equivalents paid	(130,410)	—	—	(101,864)	126,414	(105,860)
Principals’ and others’ interests in equity of consolidated subsidiaries - contributions	876	—	—	—	—	876
Principals’ and others’ interests in equity of consolidated subsidiaries - distributions	(245,461)	—	—	—	—	(245,461)
Excess tax benefits from delivery of RSUs	—	—	—	3,538	—	3,538
Redeemable non-controlling interests - contributions	86,255	—	(50,003)	—	—	36,252
Net cash provided by (used in) financing activities	(580,611)	(150)	(50,003)	(61,450)	89,538	(602,676)
Net Increase (Decrease) in Cash and Cash Equivalents	27,162	(386)	—	(270)	—	26,506
Cash and Cash Equivalents, Beginning of Period	362,620	1,336	—	627	—	364,583
Cash and Cash Equivalents, End of Period	$389,782	$950	$—	$357	$—	$391,089

(A)	Excluding FOE II (New) LP .

(B)	Other than Fortress Operating Group.

The consolidating balance sheet information as of December 31, 2013 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Assets
Cash and cash equivalents	$362,620	$1,336	$—	$627	$—	$364,583
Due from affiliates	405,491	1,864	(231)	4,979	(4,979)	407,124
Investments	1,253,266	175	(175)	699,863	(699,863)	1,253,266
Investments in options	104,338	—	—	—	—	104,338
Deferred tax asset, net	—	—	—	354,526	—	354,526
Other assets	184,023	494	—	6,078	—	190,595
	$2,309,738	$3,869	$(406)	$1,066,073	$(704,842)	$2,674,432
Liabilities and Equity
Accrued compensation and benefits	$415,024	$2,285	$—	$—	$—	$417,309
Due to affiliates	108,805	231	(231)	241,006	(4,979)	344,832
Deferred incentive income	247,556	—	—	—	—	247,556
Debt obligations payable	—	—	—	—	—	—
Other liabilities	49,767	63	—	—	—	49,830
	821,152	2,579	(231)	241,006	(4,979)	1,059,527
Commitments and Contingencies
Equity
Paid-in capital	5,703,328	3,575	(175)	2,112,720	(5,706,728)	2,112,720
Retained earnings (accumulated deficit)	(4,274,573)	(2,285)	—	(1,286,131)	4,276,858	(1,286,131)
Accumulated other comprehensive income (loss)	(4,583)	—	—	(1,522)	4,583	(1,522)
Total Fortress shareholders' equity (C)	1,424,172	1,290	(175)	825,067	(1,425,287)	825,067
Principals' and others' interests in equity of consolidated subsidiaries	64,414	—	—	—	725,424	789,838
Total Equity	1,488,586	1,290	(175)	825,067	(699,863)	1,614,905
	$2,309,738	$3,869	$(406)	$1,066,073	$(704,842)	$2,674,432

(A)	Excluding FOE II (New) LP.

(B)	Other than Fortress Operating Group.

(C)	Includes the Principals’ (and a former senior employee’s) equity in the Fortress Operating Group column, which is eliminated in consolidation.
The consolidating statement of operations information for the year ended December 31, 2013 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Revenues
Management fees: affiliates	$516,773	$3,510	$—	$—	$—	$520,283
Management fees: non-affiliates	62,240	555	—	—	—	62,795
Incentive income: affiliates	419,828	—	—	—	—	419,828
Incentive income: non-affiliates	44,383	—	—	—	—	44,383
Expense reimbursements: affiliates	179,874	26,578	—	—	—	206,452
Expense reimbursements: non-affiliates	7,209	—	—	—	—	7,209
Other revenues (affiliate portion disclosed in Note 7)	4,241	2	—	3,423	(3,633)	4,033
	1,234,548	30,645	—	3,423	(3,633)	1,264,983
Expenses
Compensation and benefits	711,897	29,864	—	—	—	741,761
General, administrative and other	135,203	1,566	—	1	—	136,770
Depreciation and amortization	13,630	60	—	—	—	13,690
Interest expense	5,147	34	—	3,834	(3,633)	5,382
	865,877	31,524	—	3,835	(3,633)	897,603
Other Income (Loss)
Gains (losses) (affiliate portion disclosed in Note 7)	53,938	(5)	—	—	—	53,933
Tax receivable agreement liability adjustment	—	—	—	(8,787)	—	(8,787)
Earnings (losses) from equity method investees	136,866	—	—	262,479	(262,479)	136,866
	190,804	(5)	—	253,692	(262,479)	182,012
Income (Loss) Before Income Taxes	559,475	(884)	—	253,280	(262,479)	549,392
Income tax benefit (expense)	(13,024)	56	—	(52,833)	—	(65,801)
Net Income (Loss)	$546,451	$(828)	$—	$200,447	$(262,479)	$483,591
Principals' and Others' Interests in Income (Loss) of Consolidated Subsidiaries	$6,461	$—	$—	$—	$276,683	$283,144
Net Income (Loss) Attributable to Class A Shareholders (C)	$539,990	$(828)	$—	$200,447	$(539,162)	$200,447

(A)	Excluding FOE II (New) LP.

(B)	Other than Fortress Operating Group.

(C)	Includes net income (loss) attributable to the Principals’ (and a former senior employee’s) interests in the Fortress Operating Group column, which is eliminated in consolidation.

The consolidating statement of cash flows information for the year ended December 31, 2013 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Cash Flows From Operating Activities
Net income (loss)	$546,451	$(828)	$—	$200,447	$(262,479)	$483,591
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	13,630	60	—	—	—	13,690
Other amortization and accretion (included in interest expense)	900	—	—	—	—	900
(Earnings) losses from equity method investees	(136,866)	—	—	(262,479)	262,479	(136,866)
Distributions of earnings from equity method investees	84,548	—	—	—	—	84,548
(Gains) losses	(53,938)	5	—	—	—	(53,933)
Deferred incentive income	(107,276)	—	—	—	—	(107,276)
Deferred tax (benefit) expense	2,716	—	—	51,715	—	54,431
Options received from affiliates	(42,516)	—	—	—	—	(42,516)
Tax receivable agreement liability adjustment	—	—	—	8,787	—	8,787
Equity-based compensation	39,266	—	—	—	—	39,266
Options in affiliates granted to employees	8,190	—	—	—	—	8,190
Other	863	—	—	—	—	863
Cash flows due to changes in
Due from affiliates	(329,175)	(430)	(1,694)	149,615	(166,258)	(347,942)
Other assets	(18,303)	101	—	120	—	(18,082)
Accrued compensation and benefits	330,332	575	—	—	—	330,907
Due to affiliates	(130,117)	(2,291)	1,694	(38,211)	166,258	(2,667)
Deferred incentive income	118,765	—	—	—	—	118,765
Other liabilities	(2,304)	(43)	—	582	—	(1,765)
Net cash provided by (used in) operating activities	325,166	(2,851)	—	110,576	—	432,891
Cash Flows From Investing Activities
Contributions to equity method investees	(37,084)	—	—	(72,515)	72,515	(37,084)
Distributions of capital from equity method investees	281,481	—	—	97,475	(97,475)	281,481
Proceeds from sale of direct investments	18,849	—	—	—	—	18,849
Purchase of equity securities	(20,043)	—	—	—	—	(20,043)
Purchase of digital currency (Bitcoin)	(20,000)	—	—	—	—	(20,000)
Purchase of fixed assets	(11,471)	—	—	—	—	(11,471)
Net cash provided by (used in) investing activities	211,732	—	—	24,960	(24,960)	211,732

Continued on next page.

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Cash Flows From Financing Activities
Repayments of debt obligations	—	—	—	(149,453)	—	(149,453)
Payment of deferred financing costs	(2,367)	—	—	—	—	(2,367)
Issuance (purchase) of Class A shares (RSU settlements)	(70,850)	—	—	70,850	—	—
Repurchase of shares and RSUs	—	—	—	—	—	—
Capital contributions (distributions)	67,450	3,400	—	—	(70,850)	—
Dividends and dividend equivalents paid	(97,337)	—	—	(56,399)	95,810	(57,926)
Principals' and others' interests in equity of consolidated subsidiaries - contributions	401	—	—	—	—	401
Principals' and others' interests in equity of consolidated subsidiaries - distributions	(174,937)	—	—	—	—	(174,937)
Net cash provided by (used in) financing activities	(277,640)	3,400	—	(135,002)	24,960	(384,282)
Net Increase (Decrease) in Cash and Cash Equivalents	259,258	549	—	534	—	260,341
Cash and Cash Equivalents, Beginning of Period	103,362	787	—	93	—	104,242
Cash and Cash Equivalents, End of Period	$362,620	$1,336	$—	$627	$—	$364,583

(A)	Excluding FOE II (New) LP.

(B)	Other than Fortress Operating Group.

The consolidating statement of operations information for the year ended December 31, 2012 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Revenues
Management fees: affiliates	$455,008	$1,082	$—	$—	$—	$456,090
Management fees: non-affiliates	45,322	295	—	—	—	45,617
Incentive income: affiliates	246,438	—	—	—	—	246,438
Incentive income: non-affiliates	26,162	—	—	—	—	26,162
Expense reimbursements: affiliates	176,938	9,654	—	—	—	186,592
Expense reimbursements: non-affiliates	4,580	—	—	—	—	4,580
Other revenues (affiliate portion disclosed in Note 7)	4,355	25	—	180	(170)	4,390
	958,803	11,056	—	180	(170)	969,869
Expenses
Compensation and benefits	739,805	10,554	—	—	—	750,359
General, administrative and other	126,075	1,073	—	1	—	127,149
Depreciation and amortization	14,907	24	—	—	—	14,931
Interest expense	15,477	4	—	470	(170)	15,781
	896,264	11,655	—	471	(170)	908,220
Other Income (Loss)
Gains (losses) (affiliate portion disclosed in Note 7)	48,921	—	—	—	—	48,921
Tax receivable agreement liability adjustment	—	—	—	(8,870)	—	(8,870)
Earnings (losses) from equity method investees	156,530	—	—	115,232	(115,232)	156,530
	205,451	—	—	106,362	(115,232)	196,581
Income (Loss) Before Income Taxes	267,990	(599)	—	106,071	(115,232)	258,230
Income tax benefit (expense)	(11,621)	—	—	(27,787)	—	(39,408)
Net Income (Loss)	$256,369	$(599)	$—	$78,284	$(115,232)	$218,822
Principals' and Others' Interests in Income (Loss) of Consolidated Subsidiaries	$7,588	$—	$—	$—	$132,950	$140,538
Net Income (Loss) Attributable to Class A Shareholders (C)	$248,781	$(599)	$—	$78,284	$(248,182)	$78,284

(A)	Excluding FOE II (New) LP.

(B)	Other than Fortress Operating Group.

(C)	Includes net income (loss) attributable to the Principals’ (and a former senior employee’s) interests in the Fortress Operating Group column, which is eliminated in consolidation.

The consolidating statement of cash flows information for the year ended December 31, 2012 is as follows:

	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Cash Flows From Operating Activities
Net income (loss)	$256,369	$(599)	$—	$78,284	$(115,232)	$218,822
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	14,907	24	—	—	—	14,931
Other amortization and accretion (included in interest expense)	2,942	—	—	—	—	2,942
(Earnings) losses from equity method investees	(156,530)	—	—	(115,232)	115,232	(156,530)
Distributions of earnings from equity method investees	59,785	—	—	—	—	59,785
(Gains) losses	(48,921)	—	—	—	—	(48,921)
Deferred incentive income	(77,993)	—	—	—	—	(77,993)
Deferred tax (benefit) expense	1,306	—	—	28,136	—	29,442
Options received from affiliates	(21,524)	—	—	—	—	(21,524)
Tax receivable agreement liability adjustment	—	—	—	8,870	—	8,870
Equity-based compensation	213,274	—	—	—	—	213,274
Options in affiliates granted to employees	10,134	—	—	—	—	10,134
Other	(895)	—	—	—	—	(895)
Cash flows due to changes in
Due from affiliates	(76,660)	(1,434)	2,524	(162)	16,805	(58,927)
Other assets	(19,015)	(684)	—	(699)	—	(20,398)
Accrued compensation and benefits	(77,100)	1,710	—	—	—	(75,390)
Due to affiliates	16,906	1,664	(2,524)	(17,482)	(16,805)	(18,241)
Deferred incentive income	65,255	106	—	—	—	65,361
Other liabilities	(2,955)	—	—	163	—	(2,792)
Net cash provided by (used in) operating activities	159,285	787	—	(18,122)	—	141,950
Cash Flows From Investing Activities
Contributions to equity method investees	(63,798)	—	—	(49,328)	49,328	(63,798)
Distributions of capital from equity method investees	140,712	—	—	27,592	(27,592)	140,712
Purchase of fixed assets	(10,375)	—	—	—	—	(10,375)
Net cash provided by (used in) investing activities	66,539	—	—	(21,736)	21,736	66,539

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	Fortress Operating Group Combined (A)	FOE II (New) LP	Fortress Operating Group Eliminations	Fortress Investment Group LLC Consolidated (B)	Elimination Adjustments	Fortress Investment Group LLC Consolidated
Cash Flows From Financing Activities
Repayments of debt obligations	(261,250)	—	—	—	—	(261,250)
Issuance (purchase) of Class A shares (RSU settlements)	(49,328)	—	—	49,328	—	—
Repurchase of shares and RSUs	(37,776)	—	—	—	—	(37,776)
Capital contributions (distributions)	49,328	—	—	—	(49,328)	—
Dividends and dividend equivalents paid	(29,385)	—	—	(42,377)	27,592	(44,170)
Principals' and others' interests in equity of consolidated subsidiaries - contributions	431	—	—	—	—	431
Principals' and others' interests in equity of consolidated subsidiaries - distributions	(94,648)	—	—	—	—	(94,648)
Net cash provided by (used in) financing activities	(422,628)	—	—	6,951	(21,736)	(437,413)
Net Increase (Decrease) in Cash and Cash Equivalents	(196,804)	787	—	(32,907)	—	(228,924)
Cash and Cash Equivalents, Beginning of Period	300,166	—	—	33,000	—	333,166
Cash and Cash Equivalents, End of Period	$103,362	$787	$—	$93	$—	$104,242

(A)	Excluding FOE II (New) LP.

(B)	Other than Fortress Operating Group.